Other Finance Expenses - Components interest expense (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Other Finance Expenses
Interest expense	$ 14,720	$ 16,320	$ 29,055	$ 33,239
Amortization of debt issuance cost and fair value of debt assumed	596	543	1,163	1,089
Total interest expense	$ 15,316	$ 16,863	$ 30,218	$ 34,328